INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (40,809,003)		¥ (29,689,551)
Intangible assets, net	55,484,482		35,837,648		$ 8,706,726
Amortization of intangible assets	11,903,960	$ 1,867,991	10,176,591	¥ 6,822,339
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,581,860		1,581,860
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 94,711,625		¥ 63,945,339